Allocations	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Consumer CLEC Business
Allocations [Line Items]
Allocations

Note 6. Allocations

        As described in Note 2, the accompanying Statements of Revenues and Direct Expenses of the Consumer CLEC Business include all direct costs incurred in connection with the operation of the Consumer CLEC Business for which specific identification was practicable. In addition, certain costs incurred by Windstream to operate the Consumer CLEC Business for which specific identification was not practicable have been allocated based on revenues and sales. These allocated expenses are included in "Cost of services" and "Selling, general and administrative."

        General and administrative costs incurred by Windstream not directly related to the Consumer CLEC Business have not been allocated to these operations. Costs not allocated include amounts related to executive management, accounting, treasury and cash management, data processing, legal, human resources and certain occupancy costs.

6. Allocations:

        As described in Note 1, the accompanying Statements of Revenues and Direct Expenses of the consumer CLEC business include all direct costs incurred in connection with the operation of the consumer CLEC business for which specific identification was practical. In addition, certain costs incurred by Windstream to operate the consumer CLEC business for which specific identification was not practical have been allocated based on revenues and sales. These allocated expenses are included in "Cost of revenues" and "Selling, general and administrative."

        General and administrative costs incurred by Windstream not directly related to the consumer CLEC business have not been allocated to these operations. Costs not allocated include amounts related to executive management, accounting, treasury and cash management, data processing, legal, human resources and certain occupancy costs.